SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2013 USD USD ($)	Dec. 31, 2013 RMB USD ($)	Dec. 31, 2013 RMB CNY	Dec. 31, 2013 EUR USD ($)	Dec. 31, 2013 EUR EUR (€)	Dec. 31, 2013 GBP USD ($)	Dec. 31, 2013 GBP GBP (£)	Dec. 31, 2013 AUD USD ($)	Dec. 31, 2013 AUD	Dec. 31, 2013 In PRC USD USD ($)	Dec. 31, 2013 In PRC RMB CNY	Dec. 31, 2013 In PRC EUR EUR (€)	Dec. 31, 2013 In PRC GBP GBP (£)	Dec. 31, 2013 In PRC AUD	Dec. 31, 2013 In European Union USD USD ($)	Dec. 31, 2013 In European Union EUR EUR (€)	Dec. 31, 2013 In European Union GBP GBP (£)	Dec. 31, 2013 In European Union AUD	Dec. 31, 2013 In USA USD USD ($)	Dec. 31, 2013 In Asian Pacific USD USD ($)	Dec. 31, 2013 In Asian Pacific RMB CNY	Dec. 31, 2013 In Asian Pacific AUD
Warranty period one of solar modules for defects in materials and workmanship		2 years	10 years
Warranty period of solar modules in relation to minimum power output			25 years
Warranty period two of solar modules for defects in materials and workmanship		5 years	10 years
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Warranty accrual rate as a percent of revenue			1.00%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in local currency							$ 277,000,000		940,000,000		€ 64,000,000		£ 10,000,000		6,000,000	$ 216,000,000	939,000,000	€ 33,000,000	£ 0	1,000,000	$ 12,000,000	€ 31,000,000	£ 10,000,000	4,000,000	$ 33,000,000	$ 16,000,000	1,000,000	1,000,000
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent			154,134,399	145,036,568			277,000,000	154,000,000		89,000,000		16,000,000		6,000,000
Cash and cash equivalents and restricted cash held in major financial institutions (as a percent)			97.00%
Cash and cash equivalents and restricted cash held in major financial institutions			542,381,806
Concentrations of credit risk
Term of foreign currency derivative contracts						6 months
Derivative financial instruments
Derivatives (loss) gain			2,180,418	8,541,721	(11,393,346)
Loss per share
Net loss attributable to Trina Solar Limited shareholders - basic			(72,025,935)	(266,555,392)	(37,820,093)
Net loss attributable to Trina Solar Limited shareholders - diluted			$ (72,025,935)	$ (266,555,392)	$ (37,820,093)
Weighted average number of ordinary shares outstanding - basic			3,553,552,756	3,534,829,694	3,521,182,416
Weighted average number of ordinary shares outstanding - diluted			3,553,552,756	3,534,829,694	3,521,182,416
Loss per ordinary share from operations - basic			$ (0.02)	$ (0.08)	$ (0.01)
Loss per ordinary share from operations - diluted			$ (0.02)	$ (0.08)	$ (0.01)